Schedule of prepayments and other receivables (Details) - EUR (€) € in Thousands	Jun. 30, 2025	Dec. 31, 2024
Current prepayments and current accrued income including current contract assets [abstract]
Prepayments	€ 34	€ 45
Trade receivables	3,259	2,958
VAT recoverable		13
Other receivables	47	48
Prepayments and other receivables	€ 3,340	€ 3,064